Timothy Plan

Family of Funds

(the "Trust")

Prospectus September 1, 2001



This Prospectus offers the following Portfolios of the Trust:

The Timothy Plan Conservative Growth Portfolio Variable Series
The Timothy Plan Strategic Growth Portfolio Variable Series

These Portfolios are intended to be funding vehicles for Variable Annuity Contracts ("VA Contracts") offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company"). The Trust has filed an Application For Exemptive Order under the Investment Company Act of 1940, as amended, to allow both Portfolios to be offered through the separate accounts of the Insurance Company, as well as through the separate accounts of additional insurance companies. When the Trust's Application is approved, the Trust intends to enter into Participation Agreements with additional insurance companies to offer the Portfolios. You will be informed of any such change.

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. The Timothy Plan offers several different mutual funds ("Timothy Funds"), and the Portfolios invest primarily in the Timothy Funds. Each Timothy Fund invests in a different market segment, and each Timothy Fund has its own investment objectives. However, all the Timothy Funds have one thing in common: they do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion.

The Portfolios are distributed through Timothy Partners, Ltd.
1304 West Fairbanks Avenue, Winter Park, Florida  32789.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

TABLE OF CONTENTS

Risk/Return Summary................................................... 3

The Basics About the Portfolios
  The Timothy Plan Conservative Growth Portfolio Variable Series...... 3
  The Timothy Plan Strategic Growth Portfolio Variable Series......... 4

Additional Information................................................ 5

Fees and Expenses of Investing in the Portfolios...................... 6

Purchases and Redemptions of Shares................................... 6

Dividends and Distributions........................................... 7

The Investment Adviser & Investment Managers.......................... 7

Principal Underwriter................................................. 8

General Information................................................... 8

Privacy Policy........................................................ 8

For More Information.................................................. 9

2  PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES               August 22, 2001

RISK/RETURN SUMMARY
The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, none of our Portfolios invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion. Such companies are referred to throughout this Prospectus as "Excluded Securities." Excluded Securities will not be purchased by any of our Portfolios or the Timothy Funds. Timothy Partners, Ltd. ("TPL") is investment adviser to the Portfolios and the Timothy Funds, and is responsible for determining those companies that are Excluded Securities.

Because none of the Timothy Funds will invest in Excluded Securities, the pool of securities from which each Timothy Fund may choose may be limited to a certain degree. Although TPL believes that each Timothy Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on the Timothy Funds' performance, as well as the performance of the Portfolios. However, "Total Return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. Each of our Portfolios strives to maximize both kinds of total return.



THE BASICS ABOUT THE PORTFOLIOS
The Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series (the "Portfolios") each attempts to achieve its investment objective by investing the majority of its assets in the Timothy Funds. The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies.


TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Investment objective
Medium to high levels of long term capital growth. Current income is a consideration only to the extent that the Timothy Funds in which the Portfolio invests seek current income.

Primary investment strategies
 . Normally investing at least 90% of the Portfolio's assets in the following
  Timothy Funds:
  .  approximately 15% - 20% of its net assets in the Small Cap Value Fund;
  . approximately 20% - 25% of its net assets in the Large/Mid Cap Value Fund; . approximately 30% - 35% of its net assets in the Large/Mid Cap Growth Fund; . approximately 15% - 20% of its net assets in the Aggressive Growth Fund;
     and
  .  approximately 10% of its net assets in the Fixed Income Fund.

 . Reallocating Portfolio investments at the end of each fiscal quarter, and as needed when new funds come into the Portfolio to maintain the asset allocations described above.

Because the Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Fund will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the footnote to the fee table below.

Primary risks
1.  General Risk-   As with most other mutual funds, you can lose money by
    ------------
investing in the Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.  Portfolio Risk- The Portfolio is subject to all of the risks that are
    --------------
inherent in the Timothy Funds in which the Portfolio invests:

          a.  Stock Market Risk- The Small Cap Value Fund, the Large/Mid Cap
              -----------------
              Value Fund, the Large/Mid Cap Growth Fund and the Aggressive Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

     PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES           August 22, 2001 3

          b.  Mid Cap Stock Risk- Although the Large/Mid Cap Value Fund and the
              ------------------
              Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium size companies. Medium size companies may be more susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.
          c.  Small Cap Stock Risk- The Aggressive Growth Fund and the Small Cap
              --------------------
              Value Fund primarily invest in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.
          d.  Excluded Security Risk- Because the Timothy Funds do not invest in
              ----------------------
              Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.
          e.  Growth Risks- The Large/Mid Cap Growth Fund and the Aggressive
              ------------
              Growth Fund invest in companies that appear to be growth-oriented companies. Growth companies are companies that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Funds' returns.
          f.  Interest Rate Risk- When interest rates rise, bond prices fall.
              ------------------
              The higher the Fixed Income Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.
          g.  Credit Risk- The Fixed Income Fund could lose money if any bonds
              -----------
              it owns are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund will primarily invest in investment grade bonds.
          h.  Sector Risk- In managing its portfolio, the Fixed Income Fund's
              -----------
              investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities don't perform as well as the investment manager expects, the Fixed Income Fund's performance could suffer.

Who should buy this Portfolio
The Portfolio is appropriate for investors who understand the risks of investing in moderate to aggressively oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

Past performance
This Portfolio is being offered for the first time via this Prospectus. Accordingly, performance information about the Portfolio is not yet available.


TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

Investment objective
Moderate levels of long term capital growth. Current income is a secondary objective.

Primary investment strategies
 .  Normally investing at least 90% of the Portfolio's assets in the following
   Timothy Funds:
   .  approximately 10% - 15% of its net assets in the Small Cap Value Fund;
   . approximately 25% - 30% of its net assets in the Large/Mid Cap Value Fund; . approximately 20% - 25% of its net assets in the Large/Mid Cap Growth
      Fund;
   . approximately 25% - 30% of its net assets in the Fixed Income Fund; and . approximately 10% of its net assets in the Money Market Fund.
 . Reallocating Portfolio investments at the end of each fiscal quarter, and as needed when new funds come into the Portfolio to maintain the asset allocations described above; and
 . Investing its remaining cash, if any, in short term U.S. government securities, money market securities, repurchase agreements and other unaffiliated mutual funds.

Because the Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by

4  PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES               August 22, 2001
the Portfolio. Therefore, the Fund will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the footnote to the fee table below.

Primary risks

1.   General Risk-  As with most other mutual funds, you can lose money by
     ------------
     investing in the Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.   Portfolio Risk-  The Portfolio is subject to all of the risks that are
     --------------
     inherent in the Timothy Funds in which the Portfolio invests:

          a.  Stock Market Risk-  The Small Cap Value Fund, the Large/Mid Cap
              -----------------
              Value Fund and the Large/Mid Cap Growth Fund are subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

          b.  Mid Cap Stock Risk-  Although the Large/Mid Cap Value Fund and
              ------------------
              the Large/Mid Cap Growth Fund generally invest in companies with larger market capitalizations (greater than $1 billion), they may also invest in medium sized companies. Medium sized companies may be more susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies.

          c.  Small Cap Stock Risk-  The Small Cap Value Fund primarily invests
              --------------------
              in smaller companies. Smaller companies are particularly susceptible to price swings because, due to their size, they often do not have the resources available to them that are available to larger companies.

          d.  Excluded Security Risk-  Because the Timothy Funds do not invest
              ----------------------
              in Excluded Securities, each Fund may be riskier than other mutual funds that invest in a broader array of securities.

          e.  Growth Risks- The Large/Mid Cap Growth Fund invests in companies
              ------------
              that appear to be growth-oriented companies. Growth companies are companies that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's returns.

          f.  Interest Rate Risk- When interest rates rise, bond prices fall.
              ------------------
              The higher the Fixed Income Fund's and the Money Market Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fixed Income Fund is to interest rate risk.

          g.  Credit Risk- The Fixed Income Fund and the Money Market Fund
              -----------
              could lose money if any bonds they own are downgraded in credit rating or go into default. For this reason, the Fixed Income Fund will primarily invest in investment grade bonds and the Money Market Fund will only invest in investment grade bonds.

          h.  Sector Risk- In managing its portfolio, the Fixed Income Fund's
              -----------
              investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. If certain industry sectors or types of securities don't perform as well as the investment manager expects, the Fixed Income Fund's performance could suffer.

Who should buy this Portfolio

The Portfolio is appropriate for investors who understand the risks of investing in moderately risk oriented equity funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Past performance
This Portfolio is being offered for the first time via this Prospectus. Accordingly, performance information about the Portfolio is not yet available.


ADDITIONAL INFORMATION

Each Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the U.S. government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Portfolio takes a temporary defensive position, it will not be investing according to its

  PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES            August 22, 2001  5
investment objective, and at such times, the performance of the Portfolio will be different that if it had invested strictly according to its objectives.



6   PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES             August 22, 2001

FEES & EXPENSES OF INVESTING IN THE PORTFOLIOS

Investors using a Portfolio to fund a VA Contract will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Annual Portfolio operating expenses are paid out of Portfolio assets, so their effect is included in the Portfolio's share price. These figures do not reflect any fees or charges imposed by the Insurance Company under its VA Contract. Owners of VA Contracts should refer to the Insurance Company's prospectus for information on those fees or charges.

--------------------------------------------------------------------------------------
Annual Fund Operating Expenses: (1)             Strategic Growth   Conservative Growth
--------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)
Management fees                                         0.10%               0.10%
Other expenses                                          1.15%               1.15%
Total annual fund operating expenses                    1.25%               1.25%
(before reimbursement by Advisor)
Expense Reimbursement(2)                                0.40%               0.40%
--------------------------------------------------------------------------------------
Net annual fund operating expenses                      0.85%               0.85%
(after reimbursement by Advisor)
--------------------------------------------------------------------------------------

(1) Each Portfolio invests principally in the Timothy Funds. As a result, each Portfolio will indirectly pay its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses paid directly by the Portfolio. Under the current expense reimbursement arrangements for the Timothy Funds, the total annual operating expenses of the Timothy Funds in which the Portfolios invest range from 1.35% to 2.70% for the Strategic Growth Portfolio, and from 0.85% to 2.70% for the Conservative Growth Portfolio. These expenses will be borne by the Portfolios, and are not included in the expenses reflected in the table above or example below.
(2) The adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses in order to keep each Fund's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitations.

Example:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------
                           Strategic Growth         Conservative Growth
---------------------------------------------------------------------------
One year                        $ 89                       $ 89
Three years                     $279                       $279

PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions of shares in any of the Portfolios may be made only by the Insurance Company for its separate accounts at the direction of VA Contract owners. Please refer to the Prospectus of your VA Contract for information on how to direct investments in or redemptions from the Portfolio and any fees that may apply. Generally, the Insurance Company places orders for shares based on payments and withdrawal requests received from VA Contract owners during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day that a payment or withdrawal request is received by the Insurance Company. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your VA Contract. Those charges are disclosed in the separate account offering prospectus. The Trust reserves the right to suspend the offering of any of the Portfolio's shares, or to reject any purchase order.

Purchase orders for shares of the Portfolios which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern time) on any day that the Portfolios calculate their net asset value, are priced according to the net asset value determined on

  PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES         August 22, 2001     7
that day. Purchase orders for shares of a Portfolio received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds will normally be wired to the Insurance Company on the next business day after receipt of the redemption instructions by the Portfolio, but in no event later than 7 days following receipt of instructions. The Portfolios may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

8  PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES              August 22, 2001

OTHER PURCHASE INFORMATION
If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payments in cash, a Portfolio may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Portfolio, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for the Portfolios is based upon each Portfolio's net asset value per share. Net asset value per share of each Portfolio, is calculated by adding the value of Portfolio investments, cash and other assets, subtracting Portfolio liabilities for each share, and then dividing the result by the number of shares outstanding. The assets of each Portfolio are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of the Portfolio's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time.

Each Portfolio purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Money market securities with less than 60 days remaining to maturity when acquired by a Timothy Fund or a Portfolio will be valued on an amortized cost basis, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Timothy Fund or a Portfolio acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.



DIVIDENDS AND DISTRIBUTIONS
Dividends paid by a Portfolio are derived from its net investment income. Net investment income will be distributed at least annually. A Portfolio's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Portfolio realizes capital gains when it receives such a distribution from a Timothy Fund or sells shares of a Timothy Fund for more than it paid for it. A Portfolio may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Under current tax law, dividends or capital gains distributions from a Portfolio are not currently taxable when left to accumulate within a VA Contract. Depending on the VA Contract, withdrawals from the Contract may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.



THE INVESTMENT ADVISER
Timothy Partners, Ltd. (" TPL"), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993 and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Portfolio in accordance with the objectives, policies and restrictions of the Portfolios.
TPL approves the portfolio of securities selected by the investment managers for each mutual fund offered by the Timothy Plan. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these

     PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES         August 22, 2001 9
issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the Adviser to the Portfolios since their inceptions.

Covenant Funds, Inc., a Florida corporation ("CFI"), is the managing general
partner of TPL.   Arthur D. Ally is President, Chairman and Trustee of the
Trust, as well as President and 70% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for the Timothy Funds. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services as investment advisor, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio.

10 PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES             August 22, 2001

PRINCIPAL UNDERWRITER
Timothy Partners, Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Portfolios' shares under state securities laws and to assist in the sale of shares. TPL also acts as the Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.



GENERAL INFORMATION
Total return for the Portfolios may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Portfolio may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.



PRIVACY POLICY
The following is a description of the policies of The Timothy Plan (the "Trust"), regarding disclosure of nonpublic personal information that the Insurance Company provides to the Trust or that the Trust collects from other sources. Because you invest indirectly in the Portfolios through the separate accounts of the Insurance Company, the privacy policy of the Insurance Company would govern how your nonpublic personal information would be shared with nonaffiliated third parties. The Insurance Company is currently the only shareholder of the Portfolios.

Categories of Information the Trust Collects.
The Trust may collect the following nonpublic personal information about shareholders:

 . Information the Trust receives from shareholders on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

 . Information about shareholder transactions with the Trust, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Trust Discloses.
The Trust does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Trust is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Trust's custodian, administrator and transfer agent) to process shareholder transactions and otherwise provide services to shareholders.

Confidentiality and Security.
The Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to shareholders. The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard shareholders' nonpublic personal

     PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES         August 22, 2001 11
information.

12 PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES              August 22, 2001

FOR MORE INFORMATION
Additional information about the Trust is available in the Trust's annual report and semi-annual report to shareholders in which you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last year of operations.

Statement of Additional Information (SAI)
The SAI on file with the Securities and Exchange Commission ("SEC") and incorporated by reference into this prospectus contains detailed information on Fund policies and operations.

To request a free copy of the SAI, or the Trust's latest annual or semi-annual reports, please contact the Trust. Or you may view these documents at, or obtain documents from, the SEC.

                         Timothy Plan                                          Securities and Exchange Commission
By Phone:                1-800-846-7526                                        1-202-942-8090
------------------------------------------------------------------------------------------------------------------------------------
By Mail:                 The Timothy Plan                                      Public Reference Section
                         c/o Timothy Partners, Ltd.                            Securities and Exchange Commission
                         1304 West Fairbanks Avenue                            Washington, D.C.  20549-0102
                         Winter Park, Florida  32789                           (duplicating fee required)
------------------------------------------------------------------------------------------------------------------------------------
By E-mail:               info@timothyplan.com                                  Publicinfo@sec.gov
                                                                               (a duplicating fee required)
------------------------------------------------------------------------------------------------------------------------------------
By Internet:             http://www.timothyplan.com                            http://www.sec.gov
------------------------------------------------------------------------------------------------------------------------------------
In Person:                                                                     Public Reference Room
                                                                               Securities and Exchange Commission,
                                                                               Washington, D.C.
                                                                               (call the SEC at 1-202-942-8090 for room hours and
                                                                               operations)
------------------------------------------------------------------------------------------------------------------------------------

                               The Timothy Plan
                     Investment Company Act No. 811-08228

     PROSPECTUS FOR THE TIMOTHY PLAN VARIABLE SERIES          August 22, 2001 13

                                   Contents


 2   The Timothy Plan

 2   The Timothy Plan Investments
 2   Common Stock
 2   Preferred Stock
 2   Convertible Securities
 3   Warrants
 3   American Depository Receipts
 3   Portfolio Turnover

 3   Investment Restrictions

 4   Investment Adviser

 4   Principal Underwriter

 5   Custodian

 5   Accountants

 5   Administrator

 5   Allocation of Portfolio Brokerage

 6   Code of Ethics

 6   Purchase of Shares

 6   Redemptions

 7   Officers and Trustees of the Trust

 8   Taxation

 8   Performance
 9   Comparisons and Advertisements

 9   Financial Statements


Statement of

Additional Information


The Timothy Plan
A Delaware Business Trust and registered investment management company offering the following series:

Timothy Plan Strategic Growth Portfolio Variable Series
Timothy Plan Conservative Growth Portfolio Variable Series

September 1, 2001

Timothy Partners, Ltd.
1304 West Fairbanks Avenue
Winter Park, Florida 32789
(800) 846-7526

This Statement of Additional Information is in addition to and supplements the current prospectus of The Timothy Plan, dated _____ ___, 2001, relating to the Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Strategic Growth Portfolio Variable Series only. Copies of the prospectus may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, or by calling the Trust at (800) 846-7526. Retain this Statement of Additional Information for future reference.

THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust. The Trust is registered with the Securities and Exchange Commission as a mutual fund company of the type known as an open-end management investment company, and is authorized to create an unlimited number of series of shares and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Trust currently offers several series of shares, two of which are: the Timothy Plan Conservative Growth Portfolio Variable Series and the Timothy Plan Strategic Growth Portfolio Variable Series (referred to herein as the "Portfolios"). This Statement of Additional Information applies to the Portfolios only. Each Portfolio offers a single class of shares of the Trust without any sales charges or ongoing sales or distribution fees. The Portfolios' shares are only offered to insurance companies for the purpose of funding variable annuity contracts ("VA Contracts"). Presently the Portfolios are only offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company"). The Trust has filed an Application for Exemptive Order with the Securities and Exchange Commission, which, when approved, will allow the Portfolios to be offered through the separate accounts of multiple insurance companies.

The Portfolios shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of each Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

Shareholder meetings will not be held unless required by federal or state law or in connection with an undertaking given by a Portfolio.


THE TIMOTHY PLAN - INVESTMENTS

Each Portfolio seeks to achieve its objective by making investments selected in accordance with that Portfolio's investment restrictions and policies. Each Portfolio invests primarily in Class A Shares of other series of the Trust, without sales charges (the "Timothy Funds"). Each Portfolio will vary its investment strategy as described in the prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Portfolios, the securities in which they may invest, and the policies they will follow.

Each Portfolio has its own investment objective and policies, and each invests in its own portfolio of securities. Each Portfolio seeks to achieve its stated objective by investing primarily in the Timothy Funds. The Timothy Funds invest in securities issued by companies which, in the opinion of the Timothy Fund's adviser, conduct business in accordance with the stated philosophy and principles of the Timothy Funds. The following information supplements the information provided in the prospectus. The Portfolios may each invest in the following securities directly, or indirectly by investing in the Timothy Funds.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Trustees.
Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Trustees. There is, however, no assurance that dividends will be declared by the Board of Trustees of issuers of the preferred stocks in which the Portfolios invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for

2  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001
equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Portfolios may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Portfolios upon conversion of a convertible security will generally be held for so long as the Portfolios' adviser anticipates such stock will provide the Portfolios with opportunities which are consistent with the Portfolios' investment objectives and policies.

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs") ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Portfolios may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository. "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The Portfolios do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Portfolio will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Portfolio pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO TURNOVER Both Portfolios are being offered for the first time via the prospectus and the Statement of Additional Information. Accordingly, they have no portfolio turnover.


INVESTMENT RESTRICTIONS

In addition to those set forth in the Portfolios' current prospectus, the Portfolios have adopted the investment restrictions set forth below, which are fundamental policies of each Portfolio, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Portfolio. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Portfolio will not:

     (1)  issue senior securities;

     (2) engage in the underwriting of securities except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

     (3) purchase or sell real estate or interests therein, although the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of issuers which engage in real estate operations;

     (4) invest for the purpose of exercising control or management of another company;

     (5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Portfolios may each purchase Timothy Plan mutual funds that invest in the securities of companies which invest in or sponsor such programs;

  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                             September 1, 2001 3

     (6) invest more than 25% of the value of the Portfolio's total assets in one particular industry, except for temporary defensive purposes;

     (7) make purchases of securities on "margin", or make short sales of securities, provided that each Portfolio may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

     (8) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

     (9) make loans of money or securities, except (i) by purchase of fixed income securities in which a Portfolio may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements.

     (10) invest in securities of any company if any officer or trustee of the Portfolios or the Portfolios' adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

     (11) borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio's total assets at the time when the borrowing is made. This limitation does not preclude a Portfolio from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized;

     (12) pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions; or

     (13) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Portfolio's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Portfolio's net assets.

So long as percentage restrictions are observed by a Portfolio at the time it purchases any security, changes in values of particular Portfolio assets or the assets of the Portfolio as a whole will not cause a violation of any of the foregoing restrictions.


INVESTMENT ADVISER

The Trust has entered into an advisory agreement with Timothy Partners, Ltd. ("TPL" or the "Adviser"), 1304 West Fairbanks Avenue, Winter Park, Florida 32789, for the provision of investment advisory services on behalf of the Trust to each Portfolio, subject to the supervision and direction of the Trust's Board of Trustees.

Each investment advisory agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Portfolio, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement will terminate automatically in the event of its assignment.

Pursuant to each investment advisory agreement, the Trust shall conduct its own business and affairs and shall bear the expenses and salaries necessary and incidental thereto, including, but not in limitation of the foregoing, the costs incurred in: the maintenance of its corporate existence; the maintenance of its own books, records and procedures; dealing with its own shareholders; the payment of dividends; transfer of stock, including issuance, redemption and repurchase of shares; preparation of share certificates; reports and notices to shareholders; calling and holding of shareholders' meetings; miscellaneous office expenses; brokerage commissions; custodian fees; legal and accounting fees; and taxes.

For its services, TPL is paid an annual fee equal to 0.10% of the average daily net assets of each Portfolio.

4  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001

The Portfolios had not commenced operations prior to December 31, 2000, so no advisory fees were payable to TPL.


PRINCIPAL UNDERWRITER

TPL acts as an underwriter of the Timothy Funds' and the Portfolios' shares for the purpose of facilitating the registration of shares under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Trustees. TPL is not compensated for providing underwriting services to the Portfolios.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Portfolios shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained by the Portfolios.

TPL is a broker/dealer registered with the Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Portfolios shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.


CUSTODIAN

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Portfolios' investments. The custodian acts as the Portfolios' depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Portfolios' request and maintains records in connection with its duties.


ACCOUNTANTS

The firm of Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103, has been selected as independent public accountants for the Portfolios for the fiscal year ending December 31, 2001. Tait, Weller & Baker performs an annual audit of the Portfolios' financial statements and provides financial, tax and accounting consulting services as requested.


ADMINISTRATOR

Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204 ("Unified"), provides transfer agent, portfolio accounting and certain administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999.

Under the Administrative Services Agreement, Unified: (1) coordinates with the custodian and performs transfer agent services to the Portfolios; (2) coordinates with, and monitors, any third parties furnishing services to the Portfolios; (3) provides the Portfolios with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Portfolios as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Portfolios required by applicable law; (6) prepares and, after approval by the Portfolios, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law; (7) reviews and submits to the officers of the Portfolios for their approval invoices or other requests for payment of the Portfolios' expenses and instructs the custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Portfolios as may be necessary in the opinion of Unified to perform its duties under the agreement

Annuity Investors Life Insurance Company, 250 East Fifth Street, Cincinnati, Ohio 45202 ("AILIC") provides certain additional administrative services with respect to shares of the Funds purchased to fund variable annuity contracts

  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                             September 1, 2001 5
and held in the AILIC separate accounts. These administrative services are provided pursuant to a Participation Agreement dated as of July 9, 1999 among AILIC, the Trust and the Adviser.

Under the Participation Agreement, AILIC maintains the records related to the shares held in the AILIC separate accounts, processes all purchases and redemptions within the accounts, and provides other administrative and shareholder services. For its services, AILIC receives an annual fee from each Fund equal to 0.25% of the average daily net assets of the Fund held in the AILIC separate accounts.


ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser, when effecting the purchases and sales of portfolio securities for the account of the Portfolios, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolios by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser may use research and services provided to it by brokers and dealers in servicing all its clients, however, not all such services will be used by the Adviser in connection with the Portfolios. Brokerage may also be allocated to dealers in consideration of each Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

TPL is responsible for making the Portfolios' portfolio decisions subject to instructions described in the prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

Securities held by one Portfolio may also be held by another Portfolio or other accounts for which TPL serves as an adviser. If purchases or sales of securities for a Portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL deems the purchase or sale of a security to be in the best interests of one Portfolio or more Portfolios or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for the other Portfolio or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolios and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

The Board of Trustees of the Portfolios periodically reviews the brokerage placement practices of the Adviser on behalf of the Portfolios, and reviews the prices and commissions, if any, paid by the Portfolios to determine if they were reasonable.

The Adviser also may consider sales of the VA Contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Portfolios. In addition, the Adviser may place portfolio trades for both Portfolios with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust's procedures governing such affiliated trades and the Conduct Rules of the National Association of Securities Dealers, Inc.

The Portfolios had not commenced operations prior to December 31, 2000, therefore no brokerage commissions were paid by the Portfolios.


CODE OF ETHICS

The Trust, the Funds' adviser, and the Funds' underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including

6  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                               September 1, 2001
securities that may be purchased or held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.


PURCHASE OF SHARES

The Portfolios currently only offer their shares to the Annuity Investors Life Insurance Company, but may, in the future, offer their shares to other insurance company separate accounts. The Trust has filed an Application For Exemptive Order with the Securities and Exchange Commission seeking an order from the Commission allowing the Portfolios to be offered to multiple insurance company separate accounts. The separate accounts invest in shares of the Portfolios in accordance with the allocation instructions received from holders of the VA Contracts. Shares of the Portfolios are sold at net asset value as described in the prospectus.


REDEMPTIONS

The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Portfolios reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which disposal of securities owned by the Portfolios is not reasonably predictable or it is not reasonably practicable for the Portfolios fairly to determine the value of its net assets, or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Portfolios.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described under "Purchases and Redemption of Shares" in the prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Portfolios.

In-kind payments need not constitute a cross-section of a Portfolio's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Portfolio completes such redemption in-kind, that Portfolio will not recognize a gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize a gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES

                                                             September 1, 2001 7

OFFICERS AND TRUSTEES OF THE TRUST
The Trustees and principal executive officers and their principal occupations for the past five years are listed below.


                                      Date Person Became a Trustee              Principal Occupation
Name, Address & Age                   & Trust Offices held, if any              During Past 5 Years
Arthur D. Ally                        Trustee since January 1994.  Currently    President and controlling shareholder of Covenant
(Year of Birth: 1942)*                serves as President, Treasurer and        Funds, Inc. ("CFI"), a holding company. President
1304 West Fairbanks Avenue            Chief Financial Officer of the Trust      and general partner of Timothy Partners, Ltd.
Winter Park, FL                       and Chairman of the Board of Trustees.    ("TPL"), the investment adviser and principal
                                                                                underwriter to each Fund. CFI is also the managing
                                                                                general partner of TPL .
------------------------------------------------------------------------------------------------------------------------------------
Joseph E. Boatwright                  Trustee since April 1995.  Currently      Retired Minister. Currently serves as a consultant
(Year of Birth  1930)**               serves as Secretary to the Trust.         to the Greater Orlando Baptist Association. Served
1410 Hyde Park Drive                                                            as Senior Pastor to the Aloma Baptist Church from
Winter Park, FL                                                                 1970-1996.
------------------------------------------------------------------------------------------------------------------------------------
Wesley W. Pennington                  Trustee since January 1994.               President, Westwind Holdings, Inc., a development
(Year of Birth: 1930)                                                           company, since 1997. President and controlling
442 Raymond Avenue                                                              shareholder, Weston, Inc., a fabric treatment
Longwood, FL                                                                    company, form 1979-1997.
------------------------------------------------------------------------------------------------------------------------------------
Jock M. Sneddon                       Trustee since January 1997.               Physician, Florida Hospital Center.
(Year of Birth:  1947)**
6001 Vineland Drive
Orlando, FL
------------------------------------------------------------------------------------------------------------------------------------
W. Thomas Fyler, Jr.                  Trustee since December 1998.              President, controlling shareholder of W.T. Fyler,
(Year of Birth:  1957)                                                          Jr./Ephesus, Inc., a New York State registered
90 West Street, Suite 1820                                                      investment advisory firm. Founding member of the
New York, NY 10006                                                              National Association of Christian Financial
                                                                                Consultants.
------------------------------------------------------------------------------------------------------------------------------------
Randy R. Brunson                      Trustee since June 2000.                  Founder and Principal of Brunson Financial
(Year of Birth:  1956)                                                          Management, Inc., a financial planning and
4500 Hugh Howell Rd,                                                            investment advisory firm located in Atlanta,
Suite 750                                                                       Georgia. Member, Institute of Certified Financial
Tucker, GA 30084                                                                Planners, the Institute for Investment Management
                                                                                Consulting, and the Atlanta Health Care Alliance,
                                                                                among others.
------------------------------------------------------------------------------------------------------------------------------------
Mathew D. Staver                      Trustee since June 2000.                  Attorney specializing in free speech, appellate
(Year of Birth:  1956)**                                                        practice and religious liberty constitutional law.
210 East Palmetto Ave.                                                          Founder of Liberty Counsel, a religious civil
Longwood, FL 32750                                                              liberties education and legal defense organization.
                                                                                Host of two radio programs devoted to religious
                                                                                freedom issues. Editor of a monthly newsletter
                                                                                devoted to religious liberty topics. Mr. Staver has
                                                                                argued before the United States Supreme Court and
                                                                                has published numerous legal articles.
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Nelson                     Trustee since June 2000.                  Director of Finance, Hospice of the Comforter, Inc.,
(Year of Birth:  1934)                                                          a non-profit organization. Formerly Comptroller,
1145 Cross Creek                                                                Florida United Methodist Children's Home, Inc.
Altamonte Springs, FL                                                           Formerly Credit Specialist with the Resolution Trust
                                                                                Corporation and Senior Executive Vice President,
                                                                                Barnett Bank of Central Florida, N.A. Formerly
                                                                                managing partner, Arthur Anderson, CPA firm, Florida
                                                                                branch.
------------------------------------------------------------------------------------------------------------------------------------
Mark A. Minnella                      Trustee since June 2000.                  Principal and co-founder of The Financial
(Year of Birth:  1955)                                                          Engineering Center, Inc. a registered investment
1215 Fern Ridge Parkway                                                         advisory firm. Co-founder, treasurer and director of
Suite 110                                                                       the National Association of Christian Financial
Creve Coeur, MO                                                                 Consultants. Mr. Minnella is a Registered Investment
                                                                                Principal (NASD Series 24), and a registered
                                                                                investment adviser (NASD Series 65). Host of a
                                                                                weekly radio program in St. Louis devoted to
                                                                                financial planning. Frequent lecturer, teacher and
                                                                                author of a variety of financial software products.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment Adviser," "Investment Manager," and "Underwriter," review such actions and

8  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                               September 1, 2001
decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 2000, the Timothy Plan Funds did not pay compensation to any of its Trustees.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                           September 1, 2001   9

TAXATION

The Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

The Portfolios must, and intend to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolios' assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Portfolios' "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. The Portfolios intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Portfolios during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by a Portfolio whether received in cash or additional shares of the Portfolios. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Portfolio. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by the Portfolios may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Portfolios will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

10  STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                               September 1, 2001

PERFORMANCE

Performance information for the shares of the Portfolios will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND YIELDS QUOTED FOR THE PORTFOLIOS INCLUDE THE PORTFOLIOS' EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT.

BECAUSE SHARES OF THE PORTFOLIOS MAY BE PURCHASED ONLY THROUGH VARIABLE ANNUITY CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR VA CONTRACT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of the Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Portfolios' performance to that of other mutual funds.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                          September 1, 2001   11

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Portfolios investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Portfolios may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Portfolio over a 12-month period divided by the current maximum offering price.

Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Portfolios be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Portfolios are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Portfolios to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)/n/ = ERV

Where:      P  = a hypothetical initial payment of $1,000.
            T  = average annual total return.
            N  = number of years.
          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).


COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in the Portfolios might satisfy their investment objective, advertisements regarding the Portfolios may discuss total return for the Portfolios as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

         Lipper Mutual Fund Performance Analysis;
         Lipper Mutual Fund Indices;
         CDA Weisenberger; and
         Morningstar

From time to time, the Portfolios may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Portfolios' philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Portfolio as consistent with their philosophy of investment.


FINANCIAL STATEMENTS
The Portfolios are being offered for the first time. Accordingly, financial statements for the Portfolios are not yet available.

12   STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN VARIABLE SERIES
                                                               September 1, 2001

[LOGO]

 T H E
========
TIMOTHY
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P L A N.

The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, Fl 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526